Liabilities related to associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 4,427
Addition to the provision due to change in estimates	956
Monetary and present value adjustments	107
Disbursements	(808)
Translation adjustments	(1,019)
Changes on the provision, Ending balance	$ 3,663